SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Nonutility Expense And Other	$ (12,753)	$ (15,327)	$ (65,189)	$ (46,056)	$ (56,515)
Interest expense	(123,267)	(112,662)	(468,902)	(432,194)	(381,511)
Income tax benefit (expense)	(25,729)	(20,498)	(54,167)	(30,723)	27,434
Net income (loss)	222,832	167,556	369,368	265,255	53,740
Comprehensive income (loss)	$ 222,282	$ 166,542	402,029	290,884	96,053
Puget Energy
Condensed Financial Statements, Captions [Line Items]
Nonutility Expense And Other			(3,302)	(2,883)	(1,466)
Equity in earnings of subsidiary			447,714	334,121	110,719
Interest income			19,006	18,439	17,863
Interest expense			(115,125)	(103,019)	(88,739)
Income tax benefit (expense)			21,075	18,597	15,363
Net income (loss)			369,368	265,255	53,740
Comprehensive income (loss)			$ 402,029	$ 290,884	$ 96,053